Other Income (Expenses), Net (Details)	Jan. 01, 2025 USD ($)	Jan. 01, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jan. 01, 2022 USD ($)	Jan. 01, 2022 CNY (¥)	Feb. 10, 2021 USD ($)	Feb. 10, 2021 CNY (¥)
Other Income (Expenses), Net [Line Items]
Annual rent	$ (67,000)	¥ 480,000
Reward from local government			$ 45,703	$ 70,084
Technological Development Reward [Member]
Other Income (Expenses), Net [Line Items]
Reward from local government				$ 49,183
Incentive [Member]
Other Income (Expenses), Net [Line Items]
Reward from local government			$ 195,533
Jiangyin Shuaina Home Furniture Technology Co., Ltd. [Member] | Six Years [Member]
Other Income (Expenses), Net [Line Items]
Total lease payment							$ 523,845	¥ 3,750,000
Jiangyin Shuaina Home Furniture Technology Co., Ltd. [Member] | Yearly [Member]
Other Income (Expenses), Net [Line Items]
Total lease payment							83,815	600,000
Jiangyin Shuaina Home Furniture Technology Co., Ltd. [Member] | Three Year [Member]
Other Income (Expenses), Net [Line Items]
Total lease payment							$ 90,800	¥ 650,000
Leiluo Intelligent Technology (Jiangsu) Co., Ltd. [Member] | Yearly [Member]
Other Income (Expenses), Net [Line Items]
Total lease payment					$ 90,800	¥ 600,000
Leiluo Intelligent Technology (Jiangsu) Co., Ltd. [Member] | Three Year [Member]
Other Income (Expenses), Net [Line Items]
Total lease payment					$ 251,000	¥ 1,800,000